Derivative Instruments and Accounting Hedges - Bank's Portfolio of Derivative Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value assets	$ 2,786,215	$ 1,513,947
Fair value liabilities	2,818,421	1,528,234
Cross currency swap and interest rate swap
Disclosure of detailed information about financial instruments [line items]
Notional amount - trading	18,575,756	13,982,890
Fair value assets - trading	873,371	450,519
Fair value liabilities - trading	1,210,059	569,868
Cross currency swap and interest rate swap | Fair value hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount - hedging	8,166	11,132
Fair value assets - hedging
Fair value liabilities - hedging	2,547	3,012
Notional amount	8,166	11,132
Interest rate swap
Disclosure of detailed information about financial instruments [line items]
Notional amount - trading	61,411,254	72,330,827
Fair value assets - trading	888,581	287,611
Fair value liabilities - trading	886,963	284,840
Interest rate swap | Fair value hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount - hedging	86,317	226,954
Fair value assets - hedging	32	1,116
Fair value liabilities - hedging	6,739	3,152
Notional amount	86,317	226,954
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount - trading	114,823,568	122,425,909
Fair value assets - trading	2,724,621	1,478,533
Fair value liabilities - trading	2,774,692	1,490,252
Notional amount	116,099,933	123,801,452
Fair value assets	2,786,215	1,513,947
Fair value liabilities	2,818,421	1,528,234
Derivatives | Fair value hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount - hedging	94,483	238,086
Fair value assets - hedging	32	1,116
Fair value liabilities - hedging	9,286	6,164
Derivatives | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount - hedging	1,181,882	1,137,457
Fair value assets - hedging	61,562	34,298
Fair value liabilities - hedging	34,443	31,818
Swaps | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount - hedging	1,181,882	1,137,457
Fair value assets - hedging	61,562	34,298
Fair value liabilities - hedging	34,443	31,818
Currency forward
Disclosure of detailed information about financial instruments [line items]
Notional amount - trading	34,499,472	35,690,464
Fair value assets - trading	956,632	735,444
Fair value liabilities - trading	673,932	631,089
Call Options
Disclosure of detailed information about financial instruments [line items]
Notional amount - trading	178,414	229,175
Fair value assets - trading	4,961	4,839
Fair value liabilities - trading	1,529	2,921
Put Options
Disclosure of detailed information about financial instruments [line items]
Notional amount - trading	158,672	192,553
Fair value assets - trading	1,076	120
Fair value liabilities - trading	$ 2,209	$ 1,534